SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 14, 2022	Aug. 31, 2022	Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Voting Rights				Shares
Stock Issued During Period, Value, New Issues					$ 58
Payments of Ordinary Dividends, Noncontrolling Interest				$ 194
Dividend payment to parent company					814
Gix Media [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of Ordinary Dividends, Noncontrolling Interest					1,200
Dividend payment to parent company					$ 814
Cortex [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of Ordinary Dividends, Noncontrolling Interest				$ 194
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split		the Company filed the Amended COI with the Secretary of State of Delaware to affect a 28 to 1 reverse stock split of the Company’s outstanding shares of Common Stock
Subsequent Event [Member] | Gix Media [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of Ordinary Dividends, Noncontrolling Interest	$ 1,000
Stock Subscription Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues			107,143
Sale of Stock, Price Per Share			$ 0.01
Stock Issued During Period, Value, New Issues			$ 30,000
Loan Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues			19,715
Sale of Stock, Price Per Share			$ 0.01
Debt Instrument, Interest Rate, Stated Percentage			8.00%